Loans - Impaired Loans Information (Detail) - JPY (¥) ¥ in Billions	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	¥ 1,196	¥ 1,255
Nonaccrual loans without an allowance	76	77
Total nonaccrual loans	1,273	1,332
Interest income recognized	11	13
Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	1,050	1,123
Nonaccrual loans without an allowance	67	73
Total nonaccrual loans	1,118	1,196
Interest income recognized	7	12
Domestic | Retail | Housing Loan
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	21	22
Nonaccrual loans without an allowance	17	17
Total nonaccrual loans	38	39
Interest income recognized	0	1
Domestic | Retail | Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	35	37
Nonaccrual loans without an allowance	18	18
Total nonaccrual loans	53	55
Interest income recognized	0	0
Domestic | Large companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	892	961
Nonaccrual loans without an allowance	18	19
Total nonaccrual loans	910	980
Interest income recognized	6	10
Domestic | Small and medium sized companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	103	103
Nonaccrual loans without an allowance	14	19
Total nonaccrual loans	117	122
Interest income recognized	1	1
Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	146	132
Nonaccrual loans without an allowance	9	4
Total nonaccrual loans	155	136
Interest income recognized	¥ 4	¥ 1